Quarterly Holdings Report
for

Fidelity® Environment and Alternative Energy Fund

May 31, 2021

ENV-QTLY-0721
1.802170.117

Schedule of Investments May 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.5%
	Shares	Value
Energy Efficiency - 56.9%
Buildings Energy Efficiency - 15.4%
A.O. Smith Corp.	147,140	$10,457,240
Acuity Brands, Inc.	48,580	9,023,735
Carlisle Companies, Inc.	57,680	11,093,018
Comfort Systems U.S.A., Inc.	169,510	14,052,379
Johnson Controls International PLC	14,130	940,210
Owens Corning	94,930	10,124,285
Trane Technologies PLC	105,780	19,717,392
		75,408,259
Diversified Energy Efficiency - 7.7%
Honeywell International, Inc.	163,837	37,831,602
Industrial Energy Efficiency - 10.2%
EMCOR Group, Inc.	132,378	16,694,190
Linde PLC	47,570	14,299,542
Minerals Technologies, Inc.	77,370	6,731,190
Regal Beloit Corp.	86,134	12,250,839
		49,975,761
Power Network Efficiency - 7.1%
Eaton Corp. PLC	150,010	21,788,953
Hubbell, Inc. Class B	70,500	13,440,120
		35,229,073
Transport Energy Efficiency - 16.5%
BorgWarner, Inc.	237,010	12,156,243
Innospec, Inc.	103,917	10,507,048
Tesla, Inc. (a)	93,890	58,701,904
		81,365,195

TOTAL ENERGY EFFICIENCY		279,809,890

Environmental Support Services - 7.5%
Carbon and Other Environmental Assets Trading - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,660	229,319
Diversified Environmental - 7.5%
3M Co.	104,812	21,281,028
Air Products & Chemicals, Inc.	3,090	925,949
Dover Corp.	95,630	14,392,315
		36,599,292

TOTAL ENVIRONMENTAL SUPPORT SERVICES		36,828,611

Food Agriculture & Forestry - 1.3%
Logistics, Food Safety and Packaging - 0.8%
Corbion NV	2,840	163,950
Zoetis, Inc. Class A	23,350	4,125,478
		4,289,428
Sustainable and Efficient Agriculture - 0.5%
Deere & Co.	6,970	2,516,867

TOTAL FOOD AGRICULTURE & FORESTRY		6,806,295

Miscellaneous Environmental - 6.2%
Other Environmental - 6.2%
Accenture PLC Class A	9,970	2,813,135
American Express Co.	9,930	1,590,091
Amgen, Inc.	5,920	1,408,605
Bank of New York Mellon Corp.	29,210	1,521,257
BlackRock, Inc. Class A	4,220	3,701,109
HCA Holdings, Inc.	16,010	3,438,788
Microsoft Corp.	7,350	1,835,148
Oracle Corp.	18,530	1,459,052
Procter & Gamble Co.	10,620	1,432,107
Reliance Steel & Aluminum Co.	26,120	4,389,988
Robert Half International, Inc.	43,740	3,883,675
SolarEdge Technologies, Inc. (a)	3,210	828,212
Visa, Inc. Class A	6,650	1,511,545
		29,812,712
Pollution Control - 3.4%
Pollution Control Solutions - 3.4%
Cummins, Inc.	65,862	16,944,975
Renewable & Alternative Energy - 10.0%
Biofuels - 1.7%
Cosan SA	2,056,380	8,648,972
Renewable Energy Developers and Independent Power Producers - 7.0%
Colbun SA	23,665,760	3,274,335
Enel SpA	291,130	2,887,226
Hollysys Automation Technologies Ltd.	89,061	1,202,324
Iberdrola SA	293,310	4,042,985
ORSTED A/S (b)	18,570	2,842,962
TE Connectivity Ltd.	136,100	18,466,048
The AES Corp.	58,200	1,478,862
		34,194,742
Solar Energy Generation Equipment - 0.2%
First Solar, Inc. (a)	6,930	527,442
Sunrun, Inc. (a)	5,500	245,960
		773,402
Wind Power Generation Equipment - 1.1%
Steelcase, Inc. Class A	173,830	2,515,320
Vestas Wind Systems A/S	80,750	3,162,097
		5,677,417

TOTAL RENEWABLE & ALTERNATIVE ENERGY		49,294,533

Waste Management & Technologies - 4.0%
Recycling and Value Added Waste Processing - 4.0%
Schnitzer Steel Industries, Inc. Class A	140,450	7,651,716
Steel Dynamics, Inc.	188,650	11,777,420
		19,429,136
Water Infrastructure & Technologies - 9.2%
Diversified Water Infrastructure and Technology - 5.1%
Danaher Corp.	98,550	25,242,597
Water Infrastructure - 4.1%
Crane Co.	61,717	5,893,356
IDEX Corp.	58,280	12,976,625
Roper Technologies, Inc.	3,240	1,458,032
		20,328,013

TOTAL WATER INFRASTRUCTURE & TECHNOLOGIES		45,570,610

TOTAL COMMON STOCKS
(Cost $364,266,335)		484,496,762

Money Market Funds - 1.3%
Fidelity Cash Central Fund 0.03% (c)
(Cost $6,388,788)	6,387,510	6,388,788
TOTAL INVESTMENT IN SECURITIES - 99.8%
(Cost $370,655,123)		490,885,550
NET OTHER ASSETS (LIABILITIES) - 0.2%		1,055,330
NET ASSETS - 100%		$491,940,880

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,842,962 or 0.6% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$641
Fidelity Securities Lending Cash Central Fund	4
Total	$645

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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